Stockholders' Equity (Summary Of Warrants Outstanding) (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 24, 2013	Jul. 31, 2014
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.65
Class of Warrant or Right, Outstanding		849,012
03/03/15 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 16.80
Class of Warrant or Right, Outstanding		52,836
01/13/16 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 3.52
Class of Warrant or Right, Outstanding		81,280
06/26/16 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 0.50
Class of Warrant or Right, Outstanding		41,667
07/10/16 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 0.50
Class of Warrant or Right, Outstanding		50,000
12/14/16 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 3.61
Class of Warrant or Right, Outstanding		25,000
12/24/16 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 0.20
Class of Warrant or Right, Outstanding		9,709
02/24/17 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 1.00
Class of Warrant or Right, Outstanding		100,000
09/17/17 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 1.38
Class of Warrant or Right, Outstanding		113,520
01/24/18 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 0.83
Class of Warrant or Right, Outstanding		375,000